INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax benefit - current:
Net operating loss carryforward	$ 797	$ 797
Employees benefits and compensation	3,895	3,984
Others	5,480	5,774
Gross deferred tax benefit - current	10,172	10,555
Valuation allowance	(3,014)	(3,519)
Total net current deferred tax benefit	7,158	7,036
Deferred tax liability, net - long-term :
Net operating loss carryforward	306,496	327,924
Employees benefits and compensation	2,405	2,164
Research and development	1,940	1,940
Others	3,403	1,814
Gross deferred tax assets - long-term	314,244	333,842
Valuation allowance, see F below	(279,898)	(304,195)
Total net long-term deferred tax assets	34,346	29,647
Deferred tax liability:
Depreciation and amortization	(96,242)	(51,238)
Deferred tax related to gain on TPSCo acquisition	(30,653)	(44,423)
Others	(2,684)	(3,730)
Total long-term deferred tax liability, net	$ (95,233)	$ (69,744)